Deposits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Banking and Thrift [Abstract]
Schedule of Maturities of Time Deposits	At March 31, 2018, the scheduled maturities of time deposits are as follows:

(dollars in thousands)
One year	$651,067
Two to three years	6,498

$657,565

NOT	At December 31, 2017 the scheduled maturities of time deposits are as follows:

(dollars in thousands)
One year	$627,665
Two to three years	12,263

$639,928